CAPITAL STRUCTURE - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended	12 Months Ended
	Nov. 19, 2018	Oct. 31, 2018	Oct. 22, 2018	Oct. 12, 2018	Nov. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Capital Structure [Line Items]
Ordinary shares, authorized		2,000,000,000
Ordinary shares, authorized value		$ 200
Ordinary Shares [Member]
Capital Structure [Line Items]
Ordinary shares, authorized							200,000
Ordinary shares, par value							$ 1
Ordinary shares, issued							18,127.94
American Depository Shares [Member]
Capital Structure [Line Items]
Ordinary shares	4,312,500				4,312,500
American Depository Shares [Member] | IPO [Member]
Capital Structure [Line Items]
Ordinary shares			28,750,000
Class A Ordinary Shares [Member]
Capital Structure [Line Items]
Ordinary shares, authorized		1,927,488,240				1,927,488,240	1,927,488,240
Ordinary shares, par value		$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Ordinary shares, issued						241,818,016	181,279,400
Ordinary shares	17,250,000		115,800,376		17,250,000
Gross proceeds from shares	$ 53,906		$ 361,876
Offering expenses			$ 16,573
Ordinary shares, outstanding						241,818,016	181,279,400
Class A Ordinary Shares [Member] | IPO [Member]
Capital Structure [Line Items]
Ordinary shares, par value			$ 0.0001
Ordinary shares			115,000,000			115,000,000
Class A Ordinary Shares [Member] | MCO Cotai Investments Limited [Member]
Capital Structure [Line Items]
Percentage of ownership		60.00%		60.00%
Reclassification of ordinary shares		108,767,640		108,767,640
Class A Ordinary Shares [Member] | Management and Shared Services Arrangements [Member]
Capital Structure [Line Items]
Ordinary shares, par value						$ 0.0001
Ordinary shares, issued						181,279,400
Class A Ordinary Shares [Member] | Melco International [Member] | Private Placement [Member]
Capital Structure [Line Items]
Ordinary shares			800,376
Class B Ordinary Shares [Member]
Capital Structure [Line Items]
Ordinary shares, authorized		72,511,760				72,511,760	72,511,760
Ordinary shares, par value		$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Ordinary shares, issued						72,511,760	0
Ordinary shares, outstanding						72,511,760	0
Class B Ordinary Shares [Member] | New Cotai, LLC [Member]
Capital Structure [Line Items]
Percentage of ownership		40.00%		40.00%
Reclassification of ordinary shares		72,511,760		72,511,760